REVENUE - Disclosure of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Revenue [Abstract]
Copper contained in concentrate	$ 573,479	$ 512,376
Copper price adjustments on settlement	1,533	818
Molybdenum concentrate	40,445	31,713
Molybdenum price adjustments on settlement	1,267	(1,013)
Silver	6,437	6,346
Total gross revenue	623,161	550,240
Less: Treatment and refining costs	(15,068)	(25,268)
Total revenue	$ 608,093	$ 524,972